Leslie K. Klenk (207) 228-7295 direct lklenk@bernsteinshur.com

October 13, 2015

Mr. James O’Connor

Division of Investment Management

Disclosure Review Office

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capitol Series Trust (File No. 811-22895/ 33-191495)

Dear Mr. O’Connor:

Enclosed please find Post-Effective Amendment No. 9 under the Securities Act of 1933, as amended (the “1933 Act”) to the Registration Statement of Capitol Series Trust (the “Trust”) on Form N-1A (the “Amendment”) relating to Fuller & Thaler Behavioral Core Equity Fund (the “Fund”), a new series of the Trust.

We have acted as counsel for the Trust in connection with the filing of this Amendment with the United States Securities and Exchange Commission (“SEC”). The purpose of this Amendment is to: (1) address SEC staff comments relating to Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A which was filed on July 28, 2015 to add the Fund; (2) file updated exhibits to the Registration Statement; and (3) make certain other non-material changes.

We hereby represent that this Post-Effective Amendment No. 9 does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the 1933 Act. The Registrant has indicated on the Cover Page that this filing is to become effective on October 13, 2015 in accordance with Rule 485(b).

Mr. James O’Connor

October 13, 2015

Please do not hesitate to contact me at (207) 228-7295 or e-mail me at lklenk@bernsteinshur.com have any questions regarding this filing.

Very truly yours,

/s/ Leslie K. Klenk